Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment

9. Property, plant and equipment

		Furniture &	Chemical
	Equipment	fixtures	Library	Total
Year ended December 31, 2020
Opening net book amount	27,626	—	—	27,626
Additions	59,414	—	—	59,414
Depreciation charge	(19,280)	—	—	(19,280)
Closing net book amount	67,760	—	—	67,760

		Furniture &	Chemical
	Equipment	fixtures	Library	Total
As of December 31, 2020
Cost	1,682,279	7,564	1,207,165	2,897,008
Accumulated depreciation	(1,614,519)	(7,564)	(1,207,165)	(2,829,248)
Net book value	67,760	—	—	67,760

		Furniture &	Chemical
	Equipment	fixtures	Library	Total
Year ended December 31, 2021
Opening net book amount	67,760	—	—	67,760
Additions	31,549	—	—	31,549
Depreciation charge	(27,198)	—	—	(27,198)
Closing net book amount	72,111	—	—	72,111

		Furniture &	Chemical
	Equipment	fixtures	Library	Total
As of December 31, 2021
Cost	1,713,828	7,564	1,207,165	2,928,557
Accumulated depreciation	(1,641,717)	(7,564)	(1,207,165)	(2,856,446)
Net book value	72,111	—	—	72,111

For the year ended December 31, 2021, the Group recorded a depreciation charge of CHF 19,934 (2020: CHF 11,759) as part of research and development expenses and CHF 7,264 (2020: CHF 7,521) as part of general and administration expenses.